Income taxes - Reconciliation of taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Foreign rate differential	$ 4,800	$ 10,916	$ 3,406
Compensation	23,848	5,245	5,554
Valuation allowance	446	(3,918)	14,874
Withholding tax	1,928	1,082	49
Non-deductible taxes		(802)
Prior period adjustments	(468)	129	1,763
Impairment			(39)
Non-taxable income	(1,984)		(15,541)
Other, net	(8,486)	(1,094)	(339)
Provision for/(benefit from) income taxes	$ 20,084	$ 11,558	$ 9,727